Note 3 - Investment Securities (Detail) - Proceeds from Sales of Securities and the Associated Gains (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Proceeds	$ 22,268	$ 39,720
Gross Gains	626	893
Gross Losses		$ 40